Schedule of Components of Accumulated other Comprehensive Loss (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation		$ 50	$ 162
Adjustments related to pension and other benefit plans		(307)	(169)
Unrealized loss on derivative instruments		(8)	(3)
Accumulated other comprehensive loss	$ (225)	$ (265)	$ (10)